Other Financial Assets - Schedule of Fair Value and Dividend Income of Significant Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	$ 116
Dividend income	14	$ 11	$ 9
InterContinental The Willard Washington DC [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	31
Dividend income	0
InterContinental San Francisco [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	31
Dividend income	6
InterContinental Grand Stanford Hong Kong [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	16
Dividend income	2
Other [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	38
Dividend income	$ 1